Financing Arrangements - Schedule of Convertible Notes Payable (Details) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
June 2016 Note [Member]
Note Date	June 2016
Maturity Date	June 2017
Proceeds	$ 1,000	[1]
Principal	1,053	[1]
Fair Value	$ 1,955	[2]
August 2016 Note [Member]
Note Date	August 2016
Maturity Date	August 2017
Proceeds	$ 1,000	[1]
Principal	1,053	[1]
Fair Value	$ 1,969	[2]
September 2016 Note [Member]
Note Date	September 2016
Maturity Date	September 2017
Proceeds	$ 95	[1]
Principal	100	[1]
Fair Value	$ 188	[2]
October - December 2016 Note [Member]
Note Date	October - December 2016
Maturity Date	October - December 2017
Proceeds	$ 6,695	[1]
Principal	7,005	[1]
Fair Value	$ 12,408	[2]

[1]	As provided for in the relevant agreements
[2]	As of December 31, 2016, includes the principal amount of the notes plus the fair value of the conversion feature derivative and warrants associated with the instrument.